1933 Act File No. 2-62285
                                          1940 Act File No. 811-2550

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   37                                X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   26                                               X

                              MONEY MARKET TRUST

              (Exact Name of Registrant as Specified in Charter)

        Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                          Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on September 30, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on September 15, 1995; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
 Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                  Copies to:

Thomas J. Donnelly, Esquire               Charles H. Morin, Esquire
Houston, Houston & Donnelly               Dickstein, Shapiro & Morin, L.L.P.
2510 Centre City Tower                    2101 L Street, N.W.
650 Smithfield Street                     Washington, D.C.  20037
Pittsburgh, Pennsylvania 15222


                             CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of Money Market Trust is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page                    Cover Page.
Item 2.     Synopsis                      Summary of Trust Expenses.
Item 3.     Condensed Financial
            Information                   Financial Highlights.
Item 4.     General Description of
            Registrant                    General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Investment
                                          Limitations; Regulatory Compliance;
                                          Performance Information.
Item 5.     Management of the Fund        Trust Information; Management of the
                                          Trust; Distribution of Shares;
                                          Administration of the Trust.
Item 6.     Capital Stock and Other
            Securities                    Dividends; Capital Gains; Shareholder
                                          Information; Voting Rights;
                                          Massachusetts Partnership Law;
                                          Tax Information; Federal
                                          Income Tax; Pennsylvania Corporate and
                                          Personal Property Taxes.
Item 7.     Purchase of Securities Being
            Offered                       Net Asset Value; Investing in the
                                          Trust;
                                          Share Purchases; Minimum Investment
                                          Required; Subaccounting Services;
                                          Certificates and Confirmations.
Item 8.     Redemption or Repurchase      Redeeming Shares; By Mail; Telephone
                                          Redemption; Accounts With Low
                                          Balances.
Item 9.     Pending Legal Proceedings     None.


PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page                    Cover Page.
Item 11.    Table of Contents             Table of Contents.
Item 12.    General Information and
            History                       Not Applicable.
Item 13.    Investment Objectives and
            Policies                      Investment Policies; Investment
                                          Limitations.
Item 14.    Management of the Fund        Money Market Trust Management.
Item 15.    Control Persons and Principal
            Holders of Securities         Trust Ownership.
Item 16.    Investment Advisory and Other
            Services                      Investment Advisory Services; Trust
                                          Administration; Shareholder Services
                                          Plan.
Item 17.    Brokerage Allocation          Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered                 Determining Net Asset Value;
                                          Redemption in Kind.
Item 20.    Tax Status                    The Trust's Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
            Data                          Performance Information; Yield;
                                          Effective Yield; Total Return;
                                          Performance Comparisons.
Item 23.    Financial Statements          Filed in Part A.

MONEY MARKET TRUST
PROSPECTUS

The shares of Money Market Trust (the "Trust") offered by this prospectus represent interests in an open-end diversified management investment company (a mutual fund), investing in short-term money market securities to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       6
  Regulatory Compliance                                                        6

TRUST INFORMATION                                                              6
------------------------------------------------------

  Management of the Trust                                                      6
  Distribution of Shares                                                       8
  Administration of the Trust                                                  8

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE TRUST                                                         9
------------------------------------------------------

  Share Purchases                                                              9
  Minimum Investment Required                                                 10
  Subaccounting Services                                                      10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               10

REDEEMING SHARES                                                              10
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        11
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12
  Massachusetts Partnership Law                                               12

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  Pennsylvania Corporate and Personal
     Property Taxes                                                           13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  24

------------------------------------------------------

ADDRESSES                                                                     25
------------------------------------------------------


SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).........................................................                  None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).........................................................                  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)....................................................................                  None
Redemption Fees (as a percentage of amount redeemed, if applicable)...........................                  None
Exchange Fee..................................................................................                  None

                                                ANNUAL TRUST OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1).............................................................                  0.25%
12b-1 Fee.....................................................................................                  None
Total Other Expenses..........................................................................                  0.21%
  Shareholder Services Fee (after waiver) (2).................................................       0.05%
          Total Trust Operating Expenses (3)..................................................                  0.46%

(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total Trust operating expenses would have been 0.81% absent the waiver of a portion of the management fee and the voluntary waiver of a portion of the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $5         $15        $26        $58

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 24.


                                                                   YEAR ENDED JULY 31,
                         1995       1994       1993       1992       1991       1990       1989       1988       1987       1986
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
BEGINNING OF PERIOD    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------
INCOME FROM
INVESTMENT
OPERATIONS
---------------------
 Net investment
 income                     0.05       0.03       0.03       0.04       0.07       0.08       0.09       0.07       0.06       0.07
---------------------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                    (0.05)     (0.03)     (0.03)     (0.04)     (0.07)     (0.08)     (0.09)     (0.07)     (0.06)     (0.07)
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD          $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)       5.42%      3.18%      3.00%      4.49%      7.05%      8.43%      8.93%      6.94%      5.98%      7.42%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
 Expenses                  0.46%      0.46%      0.46%      0.46%      0.46%      0.46%      0.45%      0.45%      0.45%      0.45%
---------------------
 Net investment
 income                    5.32%      3.11%      2.98%      4.40%      6.88%      8.14%      8.58%      6.72%      5.80%      7.17%
---------------------
 Expense waiver/
 reimbursement (b)         0.20%         --         --         --         --         --         --         --         --         --
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)          $507,272   $539,983   $712,577   $943,893   $956,538 $1,189,023 $1,649,683 $1,685,914 $1,747,618 $1,904,972
---------------------

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1978. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and similar institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required.


The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment policies and limitations set forth below cannot be changed by the Board of Trustees without shareholder approval.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of money market securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

ACCEPTABLE INVESTMENTS. The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

       other money market instruments.

The Trust invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

     BANK INSTRUMENTS. The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Trust may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Trust treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.


RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


REPURCHASE AGREEMENTS. Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Trust will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Trust to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and market-ability of the underlying security.

DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, as a matter of operating policy which can be changed without shareholder approval, the Trust will limit investments in illiquid securities, including restricted securities (except for section 4(2) commercial paper), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.



The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper is quite liquid. The Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the operating policy applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends to not subject such paper to the limitation applicable to restricted securities.


INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Trust will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Trust's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Trust will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.40 of 1% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45 of 1% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25 of 1% of the average daily net asset value of the Trust, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      .15 of 1%                     on the first $250 million
     .125 of 1%                      on the next $250 million
      .10 of 1%                      on the next $250 million
     .075 of 1%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the shares of the Trust, and dividend disbursing agent for the Trust. Federated Services Company is a subsidiary of Federated Investors.


INDEPENDENT AUDITORS. The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) of the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


INVESTING IN THE TRUST
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Money Market Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Money Market Trust to: Federated Services Company, Trust, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

     AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. However, certain financial institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Money Market Trust, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: name of the Trust; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Trust. Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 3:00 p.m. (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES


In the opinion of Houston, Houston & Donnelly, counsel to the Trust, shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.


OTHER STATE AND LOCAL TAXES. Shareholder are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Trust advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
BANK NOTES--4.9%
-------------------------------------------------------------------------------------------------
               BANKING--4.9%
               ----------------------------------------------------------------------------------
$   5,000,000  Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                                     $    5,000,330
               ----------------------------------------------------------------------------------
    5,000,000  Mellon Bank N.A., Pittsburgh, PA, 6.240%, 11/14/1995                                     5,000,000
               ----------------------------------------------------------------------------------
   15,000,000  State Street Bank and Trust Co., 5.980%, 9/6/1995                                       15,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL BANK NOTES                                                                        25,000,330
               ----------------------------------------------------------------------------------  --------------
BANKERS ACCEPTANCE--1.0%
-------------------------------------------------------------------------------------------------
               BANKING--1.0%
               ----------------------------------------------------------------------------------
    5,000,000  Republic National Bank of New York, 5.661%, 1/8/1996                                     4,877,556
               ----------------------------------------------------------------------------------  --------------
               TOTAL BANKERS ACCEPTANCE                                                                 4,877,556
               ----------------------------------------------------------------------------------  --------------
(A) COMMERCIAL PAPER--55.2%
-------------------------------------------------------------------------------------------------
               BANKING--1.9%
               ----------------------------------------------------------------------------------
   10,000,000  Republic New York Corp., 5.717%, 1/25/1996                                               9,727,125
               ----------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--30.1%
               ----------------------------------------------------------------------------------
   24,000,000  Asset Securitization Cooperative Corp., 5.739%-6.107%, 8/16/1995-
               10/26/1995                                                                              23,788,193
               ----------------------------------------------------------------------------------
   18,000,000  CIESCO, Inc., 5.727%-6.027%, 8/11/1995-10/13/1995                                       17,916,315
               ----------------------------------------------------------------------------------
   13,000,000  CIT Group Holdings, Inc., 5.778%-6.270%, 8/1/1995-12/19/1995                            12,830,656
               ----------------------------------------------------------------------------------
   18,000,000  Corporate Asset Funding Co., Inc. (CAFCO), 5.766%-6.338%,
               9/22/1995-11/7/1995                                                                     17,768,272
               ----------------------------------------------------------------------------------
   20,000,000  Falcon Asset Securitization Corp., 5.794%-5.795%, 1/22/1996                             19,455,767
               ----------------------------------------------------------------------------------
   21,000,000  General Electric Capital Corp., 5.747%-6.453%, 8/8/1995-12/4/1995                       20,792,591
               ----------------------------------------------------------------------------------
   25,500,000  Preferred Receivables Funding Co. (PREFCO), 5.604%-5.873%,
               9/14/1995-1/10/1996                                                                     25,054,477
               ----------------------------------------------------------------------------------
   15,000,000  Sheffield Receivables Corp., 6.101%-6.108%, 8/10/1995-8/16/1995                         14,967,500
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                  152,573,771
               ----------------------------------------------------------------------------------  --------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(A) COMMERCIAL PAPER--CONTINUED
-------------------------------------------------------------------------------------------------
               FINANCE-RETAIL--9.6%
               ----------------------------------------------------------------------------------
$  10,000,000  Associates Corp. of North America, 6.018%, 8/8/1995                                 $    9,988,469
               ----------------------------------------------------------------------------------
   25,000,000  Ford Credit Receivables Funding, Inc., 5.720%-6.037%, 8/18/1995-
               10/11/1995                                                                              24,895,826
               ----------------------------------------------------------------------------------
   13,800,000  New Center Asset Trust, 6.227%-6.609%, 8/11/1995-10/24/1995                             13,701,133
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   48,585,428
               ----------------------------------------------------------------------------------  --------------
               INSURANCE--5.6%
               ----------------------------------------------------------------------------------
    3,000,000  Marsh & McLennan Cos., Inc., 5.944%, 12/1/1995                                           2,941,338
               ----------------------------------------------------------------------------------
   25,899,000  Prospect Street Senior Portfolio, L.P., (Guaranteed by Financial Security
               Assurance, Inc.), 5.806%-6.461%, 8/18/1995-10/18/1995                                   25,698,791
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   28,640,129
               ----------------------------------------------------------------------------------  --------------
               OIL & OIL FINANCE--4.1%
               ----------------------------------------------------------------------------------
   11,000,000  Chevron Transport Corp., (Guaranteed by Chevron Corp.), 6.038%-6.115%,
               8/7/1995-8/11/1995                                                                      10,982,471
               ----------------------------------------------------------------------------------
   10,000,000  Koch Industries, Inc., 5.851%, 8/1/1995                                                 10,000,000
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   20,982,471
               ----------------------------------------------------------------------------------  --------------
               PHARMACEUTICALS AND HEALTH CARE--1.0%
               ----------------------------------------------------------------------------------
    5,000,000  Schering Corp., (Guaranteed by Schering Plough Corp.), 6.455%,
               8/11/1995                                                                                4,991,319
               ----------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS--2.9%
               ----------------------------------------------------------------------------------
   15,000,000  Ameritech Capital Funding Corp., (Guaranteed by Ameritech Corp.), 5.781%-5.801%,
               12/1/1995-1/22/1996                                                                     14,648,900
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                 280,149,143
               ----------------------------------------------------------------------------------  --------------
(B) VARIABLE RATE OBLIGATIONS--32.9%
-------------------------------------------------------------------------------------------------
               BANKING--14.7%
               ----------------------------------------------------------------------------------
   21,615,000  Kenny, Donald R. and Cheryl A., (Huntington National Bank, Columbus, OH LOC),
               5.890%, 8/3/1995                                                                        21,615,000
               ----------------------------------------------------------------------------------
    5,100,000  Melberger, Clifford K. and Ruth B., (PNC Bank, Northeast, PA LOC), 5.869%,
               8/7/1995                                                                                 5,100,000
               ----------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(B) VARIABLE RATE OBLIGATIONS--CONTINUED
-------------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               ----------------------------------------------------------------------------------
$   7,450,000  Scranton Times, L.P., (PNC Bank, Northeast, PA LOC), 5.869%,
               8/7/1995                                                                            $    7,450,000
               ----------------------------------------------------------------------------------
    7,300,000  Shamrock Communications, (PNC Bank, Northeast, PA LOC), 5.869%, 8/7/1995                 7,300,000
               ----------------------------------------------------------------------------------
   19,000,000  (+)SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty Trust Co., New York),
               6.205%, 8/11/1995                                                                       18,999,702
               ----------------------------------------------------------------------------------
    8,000,000  (+)SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty Trust Co., New York),
               5.895%, 8/1/1995                                                                         7,998,078
               ----------------------------------------------------------------------------------
    5,990,000  Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH
               LOC), 5.890%, 8/3/1995                                                                   5,990,000
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   74,452,780
               ----------------------------------------------------------------------------------  --------------
               ELECTRICAL EQUIPMENT--4.5%
               ----------------------------------------------------------------------------------
    4,765,830  Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.869%,
               8/7/1995                                                                                 4,765,830
               ----------------------------------------------------------------------------------
   18,209,791  Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.897%, 8/7/1995        18,209,791
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   22,975,621
               ----------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--3.9%
               ----------------------------------------------------------------------------------
   19,800,000  Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 6.015%, 8/15/1995                19,800,000
               ----------------------------------------------------------------------------------  --------------
               FINANCE-RETAIL--4.9%
               ----------------------------------------------------------------------------------
   25,000,000  Carco Auto Loan Master Trust, Series 1993-2, Class A1, 5.785%,
               8/15/1995                                                                               25,000,000
               ----------------------------------------------------------------------------------  --------------
               INSURANCE--4.9%
               ----------------------------------------------------------------------------------
   25,000,000  (+)Peoples Security Life Insurance, 6.300%, 8/1/1995                                    25,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL VARIABLE RATE OBLIGATIONS                                                        167,228,401
               ----------------------------------------------------------------------------------  --------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENTS--6.0%
-------------------------------------------------------------------------------------------------
$  22,000,000  Bear, Stearns and Co., Inc., 5.810%, dated 7/31/1995, due 8/1/1995                  $   22,000,000
               ----------------------------------------------------------------------------------
    1,000,000  Nikko Securities Co. International, Inc., 5.950%, dated 7/31/1995, due 8/1/1995          1,000,000
               ----------------------------------------------------------------------------------
    7,090,000  PaineWebber, Inc., 5.850%, dated 7/31/1995, due 8/1/1995                                 7,090,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             30,090,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (D)                                            $  507,345,430
               ----------------------------------------------------------------------------------  --------------


(+) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these securities had a total value of $51,997,780 and amounted to 10.2% of net assets.


 (a) Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($507,271,695) at July 31, 1995.

The following acronym is used throughout this portfolio:

LOC--Letter of Credit

(See Notes which are an integral part of the Financial Statements)
MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in securities, at value                                                                $  507,345,430
-------------------------------------------------------------------------------------------------
Cash                                                                                                    1,050,488
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,150,367
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 28,450
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     509,574,735
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                          $    167,483
-----------------------------------------------------------------------------------
Income distribution payable                                                             2,024,425
-----------------------------------------------------------------------------------
Accrued expenses                                                                          111,132
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  2,303,040
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 507,271,695 shares outstanding                                                      $  507,271,695
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds per Share:
($507,271,695 / 507,271,695 shares outstanding)                                                             $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  31,954,692
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  2,213,807
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                  418,963
------------------------------------------------------------------------------------
Custodian fees                                                                             170,647
------------------------------------------------------------------------------------
Transfer agent fees and dividend disbursing agent fees and expenses                         40,012
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   13,114
------------------------------------------------------------------------------------
Auditing fees                                                                               14,365
------------------------------------------------------------------------------------
Legal fees                                                                                   9,385
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   87,745
------------------------------------------------------------------------------------
Shareholder services fee                                                                 1,383,631
------------------------------------------------------------------------------------
Share registration costs                                                                    35,626
------------------------------------------------------------------------------------
Printing and postage                                                                        10,031
------------------------------------------------------------------------------------
Insurance premiums                                                                          33,300
------------------------------------------------------------------------------------
Taxes                                                                                       11,697
------------------------------------------------------------------------------------
Miscellaneous                                                                                5,196
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      4,447,519
------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
     Waiver of investment advisory fee                                  $    803,723
----------------------------------------------------------------------
     Waiver of shareholder services fee                                    1,106,903     1,910,626
----------------------------------------------------------------------  ------------  ------------
          Net expenses                                                                                  2,536,893
--------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                $  29,417,799
--------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED JULY 31,
                                                                                    1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      29,417,799  $      19,609,778
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income                                            (29,417,799)       (19,609,778)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      2,689,667,535      3,027,736,629
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders
in payment of distributions declared                                                  4,510,492          3,874,627
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (2,726,889,637)    (3,204,204,720)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         (32,711,610)      (172,593,464)
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      (32,711,610)      (172,593,464)
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 539,983,305        712,576,769
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $     507,271,695  $     539,983,305
----------------------------------------------------------------------------  -----------------  -----------------

(See Notes which are an integral part of the Financial Statements)
MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.


     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Trust or in connection with another registered offering of the securities. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:

                                                       Acquisition     Acquisition
SECURITY                                                   Date            Cost
SMM Trust Series 1994-B                                     9/7/94     $ 18,995,501
SMM Trust Series 1995-I                                    5/31/95        7,997,684
Peoples Security Life Insurance                             7/6/95       25,000,000

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1995, capital paid-in aggregated $507,271,695. Transactions in shares were as follows:

                                                                                    YEAR ENDED JULY 31,
                                                                                   1995              1994
---------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                     2,689,667,535     3,027,736,629
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                          4,510,492         3,874,627
---------------------------------------------------------------------------
Shares redeemed                                                                (2,726,889,637)   (3,204,204,720)
---------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from share transactions                                 (32,711,610)     (172,593,464)
---------------------------------------------------------------------------  ----------------  ----------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed .45 of 1% of average daily net assets of the Trust.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain personal services for shareholders and to maintain the shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 1995 and 1994, and the financial highlights (see page 2 of the prospectus) for each of the years in the ten-year period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Money Market Trust as of July 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP


Pittsburgh, Pennsylvania
September 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Money Market Trust                                                           Federated Investors Tower
                                                                             Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                          Federated Securities Corp.                         Federated Investors Tower
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                          Federated Research                                 Federated Investors Tower
                                                                             Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                          State Street Bank and Trust Company                P.O. Box 8600
                                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent
                          Federated Services Company                         P.O. Box 8600
                                                                             Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                          Deloitte & Touche LLP                              2500 One PPG Place
                                                                             Pittsburgh, PA 15222-5401


-----------------------------------------------------------------------------------------------------------------------

MONEY MARKET TRUST
PROSPECTUS
An Open-End Management
Investment Company

September 30, 1995

609900105
8083102A (9/95)



                              Money Market Trust
                      Statement of Additional Information











    This Statement of Additional Information should be read with the prospectus of Money Market Trust (the "Trust") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Trust.

    Federated Investors Tower
    Pittsburgh, PA 15222-3779


                      Statement dated September 30, 1995


Federated Securities Corp.
Distributor
A subsidiary of Federated
Investors

Table of Contents

   Investment Policies            1
 Bank Instruments                1
 When-Issued And Delayed Delivery
   Transactions                   1
 Repurchase Agreements           1
Investment Limitations            1
 Selling Short and Buying on Margin    1
 Borrowing Money                 1
 Pledging Assets                 1
 Investing in Commodities, Minerals,
   or Real Estate                 1
 Underwriting                    2
 Lending Cash or Securities      2
 Acquiring Securities            2
 Diversification of Investments  2
 Investing in Restricted Securities    2
 Investing in New Issuers        2
 Investing in Put and Call Options2
 Investing in Foreign Securities 2
 Investing in Issuers Whose
   Securities Are Owned by Officers
   of the Trust                   2
 Concentration of Investments    2
 Issuing Senior Securities       2
Brokerage Transactions            3



Money Market Trust Management     3
 Trustees Compensation           8
 Trust Ownership                 9
 Trustee Liability               9
Investment Advisory Services      9
 Investment Adviser              9
 Advisory Fees                   9
Trust Administration             10
Shareholder Services Agreement   10
Determining Net Asset Value      10
Redemption in Kind               11
The Trust's Tax Status           11
Performance Information          11
 Yield                          11
 Effective Yield                11
 Total Return                   11
 Performance Comparisons        12
About Federated Investors        12

Investment Policies
Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
Bank Instruments
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.
When-Issued And Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of operating policy, which may be changed without shareholder approval, the Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
Repurchase Agreements
The Trust or its custodian will take possession of the U.S. government securities or certificates of deposit subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.
Investment Limitations
Selling Short and Buying on Margin
The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
Borrowing Money

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

Pledging Assets
The Trust will not pledge securities.
Investing in Commodities, Minerals, or Real Estate
The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.
Underwriting
The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Trust may purchase pursuant to its investment objective, policies, and limitations.
Lending Cash or Securities
The Trust will not lend any assets of the Trust, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount and variable rate notes, permitted by its investment objective and policies.
Acquiring Securities
The Trust will not acquire the voting securities of any issuers. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management. Diversification of Investments
The Trust will not invest more than 5% of its total assets in the securities of any one issuer (except cash or cash items, repurchase agreements, and securities issued by the U.S. government, its agencies, or instrumentalities).

Investing in Restricted Securities
The Trust will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

Investing in New Issuers
The Trust will not invest more than 5% of the value of its total assets in securities of unseasoned issuers which have records of less than three years of continuous operations, including the operation of any predecessor. Investing in Put and Call Options
The Trust will not invest in puts, calls, straddles, spreads, or any combination thereof.
Investing in Foreign Securities
The Trust will not invest in foreign securities which are not publicly traded in the United States.
Investing in Issuers Whose Securities Are Owned by Officers of the Trust
The Trust will not purchase or retain the securities issued by an issuer, any of whose officers, directors, or security holders is an officer, Director, or Trustee of the Trust or its investment adviser if, after the purchase of the securities of such issuer by the Trust, one or more of those officers, Directors, and Trustees owning individually more than 1/2 of 1% of the issuer's securities, together own beneficially more than 5% of the issuer's securities.

Concentration of Investments
The Fund will not purchase securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. Treasury Bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for Government securities, shall not be considered investments in any one industry.

Issuing Senior Securities
The Trust will not issue senior securities.
The above limitations cannot be changed without shareholder approval.
For purposes of the above limitations, the Trust considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1995, 1994, and 1993, the Trust paid no brokerage commissions. Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

Money Market Trust Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Vice President and Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Vice President, Secretary, and Trustee, Federated Advisers, Federated Management, and Federated Research; Vice President and Secretary, Federated Research Corp. and Passport Research, Ltd.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; Secretary and Trustee, Federated Shareholder Services; Executive Vice President and Director, Federated Securities Corp.; Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated
Administrative Services; Treasurer of the Funds.

      I
         Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

Trustees Compensation

                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM              TOTAL COMPENSATION PAID
TRUST*           FROM FUND COMPLEX +

John F. Donahue,     $ 0         $-0- for the Trust  and
Chairman and Trustee             68 other investment companies in the Fund Complex
Thomas G. Bigley     $ 1,169     $20,688 for the Trust and
Trustee                          49 other investment companies in the Fund Complex
John T. Conroy       $ 1,546     $117,202 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
William J. Copeland  $ 1,546     $117,202 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
J. Christopher Donahue           $ 0      $-0- for the Trust and
Executive Vice President            14 other investment companies in the Fund Complex
and Trustee
James E. Dowd        $ 1,546     $117,202 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.          $ 1,371  $106,460 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.          $ 1,546  $117,202 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Peter E. Madden      $ 1,137     $90,563 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Gregor F. Meyer      $ 1,371     $106,460 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
John E. Murray, Jr.  $ 779       $0 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Wesley W. Posvar     $ 1,371     $106,460 for the Trust and
Trustee                          64 other investment companies in the Fund Complex
Marjorie P. Smuts    $ 1,371     $106,460 for the Trust and
Trustee                          64 other investment companies in the Fund
Complex




Information is furnished for the fiscal year ended July 31, 1995.
+The information is provided for the last calendar year.

Trust Ownership
Officers and Trustees as a group own less than 1% of the Trust's outstanding shares.
As of September 7, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: Fiduciary Trust Co. International, New York City, New York, owned approximately 48,945,800 shares (9.98%), Enele-Co., Portland, Oregon, owned approximately 25,788,161 shares (5.26%), and First Source Bank, South Bend, Indiana, owned approximately 25,391,390 shares (5.18%).

Trustee Liability
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
Investment Advisory Services
Investment Adviser
The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees
For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994 and 1993, the adviser earned $2,213,807, $2,520,096, and
$3,331,606, respectively, of which $803,723, $727,018, and $501,415 respectively, were waived.

   State Expense Limitations
      The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
      If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

Trust Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994, and 1993, the Administrator earned $418,963, $488,553 and $516,405 respectively. Dr. Henry J. Gailliot, an officer of Federated Research, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.


Shareholder Services Agreement
This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending July 31, 1995, the Trust incurred shareholder service fees in the amount of $1,383,631, $1,106,903 of which was paid to financial institutions.

Custodian and Portfolio Recordkeeper.   State Street Bank and Trust Company,
Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
Determining Net Asset Value
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
Redemption in Kind
The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
The Trust's Tax Status
To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
Performance Information
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.
Yield
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Trust's yield for the seven-day period ended July 31, 1995, was 5.56%.

Effective Yield
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Trust's effective yield for the seven-day period ended July 31, 1995, was 5.71%.

Total Return
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Trust's average annual total returns for the one-, five- and ten-year periods ended July 31, 1995, were 5.42%, 4.62% and 6.07%, respectively.

Performance Comparisons
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute net asset value. The financial publications and/or indices which the Trust uses in advertising may include:
   o Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   o Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

About Federated Investors
Federated is dedicated to meeting investor needs which is reflected in its investment decision making structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
Mutual Fund Market
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
Institutional
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
Trust Organizations
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*source:  Investment Company Institute



















Cusip 609900105
8083102B (9/95)



PART C.   OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (filed in Part A)
            (b)   Exhibits:
                   (1) Conformed copy of Declaration of Trust of the Registrant; +
                   (2)  (i)  Copy of By-Laws of the Registrant; (1)
                        (ii) Copy of Amendment to By-Laws of Registrant; (1)
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (1)
                   (5) Conformed copy of Investment Advisory Contract of the Registrant; (9)
                   (6)  (i)Conformed copy of Distributor's Agreement;(9)
                        (ii) The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service agreement and Plan Trustee/Mutual Funds Service agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
                   (7)  Not applicable;
                   (8) Conformed copy of Custodian Agreement of the Registrant; +
                   (9) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement;+
                        (ii) The responses described in Item 24(b)6 are hereby incorporated by reference.
                  (10)  Not applicable;
                  (11)  Conformed copy of Consent of Independent Auditors; +
                  (12)  Not Applicable;
                  (13)  Copy of Initial Capital Understanding; (1)
                  (14)  Not applicable;
                  (15)  Not applicable;
                  (16) Schedule for Computation of Fund Performance Yield Calculation; (8)
                  (17)  Financial Data Schedule; +
                  (18)  Not applicable;
                  (19)  Conformed copy of Power of Attorney; +

Item 25.    Persons Controlled by or Under Common Control with Registrant
            None

+     All exhibits have been filed electronically.
 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-E filed July 31, 1978. (File No. 2-62285)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 22, 1987.(File No. 2-62285)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1988. (File No.2-62285)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed September 22, 1989. (File No.2-62285)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed September 24, 1992. (File No.2-62285)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed September 23, 1993. (File No.2-62285)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed September 27, 1994.
      (File No. 2-62285)
Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of September 7, 1995

            Shares of beneficial interest             4,196
            (no par value)

Item 27.    Indemnification:  (2.)

Item 28.    Business and Other Connections of Investment Adviser:

        (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Money Market Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, (Partner, Wilson, Halbrook & Bayard,) 107 W. Market Street, Georgetown, Delaware 19947.

            The remaining Officers of the investment adviser are: Mark L. Mallon, William D. Dawson, III and J. Thomas Madden, Executive Vice President; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Gary J. Madich, and J. Alan Minteer, Senior Vice Presidents; Randall A. Bauer, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, Kathy Foody-Malus, Thomas
            M. Franks, Edward C. Gonzales, Jeff A. Kozemchak, Marian R. Marinack, John W. McGonigle, Gregory M. Melvin, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Charles A. Ritter, and Christopher H. Wiles, Vice Presidents, Edward C. Gonzales, Treasurer, and John W. McGonigle, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."


2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1 filed November 20, 1980. (File No. 2-62285)

Item 29.    Principal Underwriters:

(a)         Federated Securities Corp., the Distributor for shares of the
                Registrant, also acts as principal underwriter for the following open-end investment companies:  Alexander Hamilton Funds; American
               Leaders Fund, Inc.; Annuity Management Series; Arrow Funds;
                Automated Government Money Trust; BayFunds;  The Biltmore Funds;
              The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious
                Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG
              Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust;
                Federated ARMs Fund; Federated Equity Funds; Federated Exchange
                Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal
              Trust; Federated Short-Term Municipal Trust; Federated Short-Term
                U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S.
             Government Bond Fund; Federated U.S. Government Securities Fund: 1-
                3 Years; Federated U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund,
             Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities,
                Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government
              Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust;
                Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust;
              Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan
                Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration
                Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark
              Funds; Trust for Financial Institutions; Trust for Government Cash
                Reserves; Trust for Short-Term U.S. Government Securities; Trust
               for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary
                Funds, Inc.; Vision Group of Funds, Inc.; and World Investment
                Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
            (b)

         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Richard B. Fisher              Director, Chairman, Chief    Vice President
Federated Investors Tower      Executive Officer, Chief
Pittsburgh, PA 15222-3779      Operating Officer, and
                               Asst. Treasurer, Federated
                               Securities Corp.

Edward C. Gonzales             Director, Executive Vice     Executive Vice
Federated Investors Tower      President, and Treasurer,    President
Pittsburgh, PA 15222-3779      Federated Securities
                               Corp.

John W. McGonigle              Director, Executive Vice     Executive Vice
Federated Investors Tower      President, and Assistant     President and
Pittsburgh, PA 15222-3779      Secretary, Federated         Secretary
                               Securities Corp.

John B. Fisher                 President-Institutional Sales,     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                  President-Broker/Dealer,           --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer             Executive Vice President of        --
Federated Investors Tower      Bank/Trust
Pittsburgh, PA 15222-3779      Federated Securities Corp.

Mark W. Bloss                  Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton              Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

H. Joseph Kennedy              Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                    Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV            Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion             Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                 Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis       Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson           Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Jill Ehrenfeld                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph L. Epstein              Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald          Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David C. Glabicki              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales              Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales            Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William J. Kerns               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dennis M. Laffey               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Stephen A. LaVersa             Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Francis J. Matten, Jr.         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Jeffrey Niss                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager         Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charles A. Robison             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.            Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Jeffrey A. Stewart             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner              Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                 Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff               Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Philip C. Hetzel               Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings           Assistant Vice President,
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest L. Linane               Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

S. Elliott Cohan               Secretary,                   Assistant
Federated Investors Tower      Federated Securities Corp.   Secretary
Pittsburgh, PA 15222-3779


(c)  Not applicable.

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
Federated Services Company                Pittsburgh, PA  15222-3779
("Transfer Agent and Dividend
Disbursing Agent)
Federated Administrative Services
("Administrator")
Federated Management
("Advisor")


            State Street Bank and Trust Company       P.O. Box 8602
            ("Custodian")                             Boston, Massachusetts
02266-8602

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the udnersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of September, 1995.

                              MONEY MARKET TRUST

                  BY: /s/ J. Crilley Kelly
                  J. Crilley Kelly, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  September 28, 1995

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/J. Crilley Kelly
    J. Crilley Kelly             Attorney In Fact     September 28, 1995
    ASSISTANT SECRETARY          For the Persons
                                 Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

Glen R. Johnson*                 President

Edward C. Gonzales*              Executive Vice President

David M. Taylor                  Treasurer
                                 (Principal Financial and
                                 Accounting Officer)

Thomas G. Bigley                 Trustee

John T. Conroy, Jr.*             Trustee

William J. Copeland*             Trustee

James E. Dowd*                   Trustee

Lawrence D. Ellis, M.D.*         Trustee

Edward L. Flaherty, Jr.*         Trustee

Peter E. Madden*                 Trustee

Gregor F. Meyer*                 Trustee

Wesley W. Posvar*                Trustee

Marjorie P. Smuts*               Trustee
* By Power of Attorney